Note 6 - Stock Option Plan (Details) - Nonvested Restricted Shares Activity - Restricted Stock [Member]	6 Months Ended
Jun. 30, 2015 $ / shares shares
Note 6 - Stock Option Plan (Details) - Nonvested Restricted Shares Activity [Line Items]
Granted | shares	19,500
Granted	$ 24.50
Vested | shares	500
Vested	$ 24.50
Forfeited | shares	1,000
Forfeited	$ 24.50
Number of shares | shares	18,000
Weighted average grant date fair value	$ 24.50